PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT, NET	PROPERTY AND EQUIPMENT, NET
Property and equipment are measured at cost less accumulated depreciation and any accumulated impairment losses. As of December 31, 2025 and 2024, the Company’s property and equipment, net, were as follows:

	Vehicles	Furniture and Office Equipment	Computer Equipment	Leasehold Improvements	Total

Gross assets:
Balance as of January 1, 2024	$37,360	$364,758	$236,031	$101,099	$739,248
Additions	1,515	19,434	41,674	8,443	71,066
Retirements	—	(240)	(524)	—	(764)
Foreign currency translation effect	—	(8,123)	(3,201)	(1,556)	(12,880)
Balance as of December 31, 2024	$38,875	$375,829	$273,980	$107,986	$796,670
Additions	—	33,558	24,232	90,726	148,516
Retirements	(5,423)	(2,490)	(11,211)	(726)	(19,850)
Foreign currency translation effect	—	9,370	3,881	1,365	14,616
Balance as of December 31, 2025	$33,452	$416,267	$290,882	$199,351	$939,952
Accumulated depreciation:
Balance as of January 1, 2024	$12,417	$205,253	$154,293	$12,848	$384,811
Additions	4,302	44,878	39,179	19,467	107,826
Retirements	—	(240)	(524)	—	(764)
Foreign currency translation effect	—	(10,198)	(5,846)	7,639	(8,405)
Balance as of December 31, 2024	$16,719	$239,693	$187,102	$39,954	$483,468
Additions	3,514	39,373	41,055	22,843	106,785
Retirements	(5,424)	(1,272)	(9,916)	—	(16,612)
Foreign currency translation effect	—	7,476	2,742	828	11,046
Balance as of December 31, 2025	$14,809	$285,270	$220,983	$63,625	$584,687
Net book value as of December 31, 2024	$22,156	$136,136	$86,878	$68,032	$313,202
Net book value as of December 31, 2025	$18,643	$130,997	$69,899	$135,726	$355,265
The Company recorded losses of $0, $0 and $83,389 in other expenses in the consolidated statements of profit or loss and other comprehensive income (loss), related to the disposal of property and equipment for the years ended December 31, 2025, 2024 and 2023, respectively.
Depreciation expense for the years ended December 31, 2025, 2024 and 2023 was $106,780, $107,826 and $107,229, respectively, recognized in general and administrative expense on the consolidated statements of profit or loss and comprehensive income (loss).